United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/04

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	4600 Madison
		Suite 200
		Kansas City, MO  64112

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		9/30/04


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     6058   154506 SH       SOLE                   154506
Altera Corp.                   COM              021441100     2031   103795 SH       SOLE                   103795
American Intl Group            COM              026874107      229     3373 SH       SOLE                     3373
Amgen Inc                      COM              031162100      380     6681 SH       SOLE                     6681
Applied Materials Inc          COM              038222105     6635   402380 SH       SOLE                   402380
BP PLC - Sp ADR                COM              055622104      269     4670 SH       SOLE                     4670
Bank of America                COM              060505104      549    12672 SH       SOLE                    12672
Best Buy Company               COM              086516101     5310    97905 SH       SOLE                    97905
CDW Corporation                COM              12512n105     2554    44010 SH       SOLE                    44010
Cass Info Systems, Inc.        COM              14808p109      370    10010 SH       SOLE                    10010
Cathay General Bancorp         COM              149150104     5120   137665 SH       SOLE                   137665
Cisco Systems Inc              COM              17275R102     4371   241478 SH       SOLE                   241478
Coca Cola                      COM              191216100      385     9606 SH       SOLE                     9606
Constellation Brands Inc-A     COM              21036P108     3974   104420 SH       SOLE                   104420
D.R. Horton Inc.               COM              23331a109     1245    37590 SH       SOLE                    37590
Dentsply International         COM              249030107     3077    59245 SH       SOLE                    59245
DoubleClick Inc.               COM              258609304     1223   206894 SH       SOLE                   206894
Express Scripts                COM              302182100     9213   141003 SH       SOLE                   141003
Fiserv Inc                     COM              337738108     4179   119875 SH       SOLE                   119875
General Elec                   COM              369604103      921    27436 SH       SOLE                    27436
Hibbett Sporting Goods Inc.    COM              428565105     2382   116253 SH       SOLE                   116253
Highwoods Prop                 COM              431284108      246    10000 SH       SOLE                    10000
Int'l Rectifier Corp.          COM              460254105     3126    91145 SH       SOLE                    91145
Investors Financial SVCS       COM              461915100     4415    97820 SH       SOLE                    97820
JDS Uniphase Corp              COM              46612J101     1204   357366 SH       SOLE                   357366
L-3 Comm Holdings              COM              502424104     5309    79245 SH       SOLE                    79245
Leucadia Natl                  COM              527288104      304     5361 SH       SOLE                     5361
MBNA Corp                      COM              55262L100      349    13844 SH       SOLE                    13844
Microsoft Corp                 COM              594918104      608    21974 SH       SOLE                    21974
Monster Worldwide              COM              611742107     4148   168347 SH       SOLE                   168347
Oshkosh Truck Corp             COM              688239201     5057    88620 SH       SOLE                    88620
Pepsico                        COM              713448108      253     5200 SH       SOLE                     5200
Power One, Inc.                COM              739308104     1207   186333 SH       SOLE                   186333
Qualcomm Inc                   COM              747525103     5970   152923 SH       SOLE                   152923
Royal Dutch Pete               COM              780257705      206     4000 SH       SOLE                     4000
SCP Pool Corp                  COM              784028102     7273   271993 SH       SOLE                   271993
Scansource Inc                 COM              806037107     4590    71950 SH       SOLE                    71950
School Specialty Inc           COM              807863105     2289    58075 SH       SOLE                    58075
Sungard Data                   COM              867363103     6694   281630 SH       SOLE                   281630
Target Corp                    COM              87612E106     4907   108440 SH       SOLE                   108440
Teva Pharm Ind-SP ADR          COM              881624209     5637   217209 SH       SOLE                   217209
Texas Regional Bancshares - A  COM              882673106     3447   110880 SH       SOLE                   110880
Toll Brothers Inc              COM              889478103      876    18910 SH       SOLE                    18910
Tractor Supply                 COM              892356106     4014   127685 SH       SOLE                   127685
United Stationers              COM              913004107      255     5874 SH       SOLE                     5874
Williams-Sonoma Inc            COM              969904101     6557   174615 SH       SOLE                   174615
Yahoo                          COM              984332106     7285   214826 SH       SOLE                   214826
Yankee Candle Comp             COM              984757104     4952   170980 SH       SOLE                   170980